UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marshfield Associates
Address:  21 Dupont Circle, NW
          Suite 500
          Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ KIM VINICK                    WASHINGTON, DC          08/15/08
--------------------------------- ----------------------- ------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
28-_________________________    __________________________
     [Repeat as necessary.]

Marshfield Associates
FORM 13F
30-Jun-08

                                                                                              Voting Authority
                                                                                              ----------------
                                 Title                Value    Shares/  Sh/  Put/ Invstmt    Other
Name of Issuer                  of class  CUSIP      (x$1000) Prn Amt  Prn  Call  Dscretn    Managers    Sole      Shared    None
------------------------------  -------------------  -------- -------- ---  ----  -------    --------    ----      ------    ----
American Express Company          COM     025816109    3487     92575   SH          Sole                92575
Berkshire Hathaway Class A        COM     084670108   23546       195   SH          Sole                  192
Berkshire Hathaway Class B        COM     084670207   39943      9956   SH          Sole                 9947
Brown & Brown, Inc.               COM     115236101   59229   3405896   SH          Sole              3393480
Fairfax Financial Hldgs LTD       COM     303901102    1826      7191   SH          Sole                 7152
HomeFed Corp                      COM     43739D307    1150     24505   SH          Sole                24505
Johnson & Johnson                 COM     478160104    7488    116377   SH          Sole               116377
Legg Mason Inc                    COM     524901105   46944   1077439   SH          Sole              1073515
Leucadia National Corporation     COM     527288104   56995   1214200   SH          Sole              1214200
MDC Holdings                      COM     552676108   31079    795673   SH          Sole               792833
Martin Marietta Materials         COM     573284106   56795    548269   SH          Sole               546639
Mohawk Industries                 COM     608190104   76734   1197097   SH          Sole              1193045
Montpelier Re Holdings Ltd        COM     G62185106    1914    129742   SH          Sole               129742
Moody's Corp.                     COM     615369105   23994    696701   SH          Sole               694015
NVR Inc.                          COM     62944T105   57619    115219   SH          Sole               114884
Odyssey Re Holdings               COM     67612W108  117864   3320101   SH          Sole              3309808
Old Republic Int'l Corp           COM     680223104     382     32231   SH          Sole                32231
OneBeacon Insurance Group LT      COM     G67742109   18417   1048192   SH          Sole              1045146
Pfizer Inc.                       COM     717081103    1978    113208   SH          Sole               113208
Vulcan Materials Co               COM     929160109   23938    400438   SH          Sole               398919
Wellpoint Inc                     COM     94973V107   25449    533976   SH          Sole               531671
Wells Fargo & Company             COM     949746101   80927   3407442   SH          Sole              3394503
White Mountains Insurance Grou    COM     G9618E107   54660    127413   SH          Sole               127234
YUM! Brands Inc                   COM     988498101  107910   3075246   SH          Sole              3072917

REPORT SUMMARY                      24 DATA RECORDS 920267          0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED